General (Narrative) (Details) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	1 Months Ended
	Nov. 30, 2012	May 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Oct. 31, 2010	Nov. 30, 2010
Business Acquisition [Line Items]
Amount of export authorization to supply systems to foreign customers			$ 90,000,000
Operating expenses			72,800,000		578,231,000	585,455,000	612,815,000
Operating expenses, net of taxes			62,000,000
Amount of advances and performance guarantees forfeited		33,600,000
Amount sought in litigation for damages and expenses	74,000,000
Impairment loss					0	254,000	616,000
Gain on sale of property, plant and equipment					3,266,000	147,000	(1,197,000)
Holding Percentage Of Share Capital Issued				90.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain				6,000
De-Recognized of Contingent Consideration					5,000
Federmann Group
Business Acquisition [Line Items]
Ownership percentage					45.87%
Subsidiary A [Member]
Business Acquisition [Line Items]
Ownership percentage, common stock			59.40%
Impairment loss							16,000,000
Impairment loss related to non-controlling interest							6,500,000
Net Impairment Loss							0
Gain on disposal of discontinued operations								700,000
Subsidiary B [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent										49.00%
Subsidiary C [Member]
Business Acquisition [Line Items]
Holding Percentage Of Share Capital Issued									100.00%
Cabin Pressurization Control Systems
Business Acquisition [Line Items]
Gain on sale of property, plant and equipment					3,800,000
Sale High Speed Machinery [Member]
Business Acquisition [Line Items]
Gain on sale of property, plant and equipment					$ 4,600